Intangible assets - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	£ 2,018,400,000	£ 2,217,300,000	£ 1,715,400,000
Amortisation and impairment of acquired intangible assets	£ 195,100,000	£ 168,400,000
Pre-tax discount rate	8.50%	8.50%
Assumed annual long-term growth rate	3.00%	3.00%
Goodwill impairment charge	£ 27,100,000	£ 27,000,000	£ 15,100,000
Excess of recoverable amount over carrying amount related to Burson-Marsteller	£ 36,700,000
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Management forecasts for a projection period	Five years
Associates [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	£ 5,700,000	5,100,000
Goodwill impairment charge	0	7,000,000
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	445,600,000	486,200,000
Customer-related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	360,900,000	448,900,000
Other acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	£ 22,600,000	£ 37,400,000